LEASES (Details Narrative) - USD ($)				12 Months Ended
	Dec. 23, 2021	Oct. 11, 2021	Oct. 01, 2021	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Operating lease, right-of-use asset				$ 140,628
Operating lease liabilities				3,746,498
Payment for rent				497,177	10,802
Security Deposit				$ 3,587
Operating lease weighted average remaining lease term				2 years
Operating lease weighted average discount rate				10.14%
Chief Executive Officer [Member]
Restructuring Cost and Reserve [Line Items]
Operating lease, right-of-use asset				$ 122,866
Payment for rent				$ 477,140
Empire Services Inc [Member] | Chief Executive Officer [Member]
Restructuring Cost and Reserve [Line Items]
Lessee, Operating Lease, Description	Under the terms of the lease, Empire was required to pay $18,000 for the first month and $1,000 per month thereafter for 60 months	Under the terms of the leases, Empire is required to pay $9,677 for the prorated first month and $15,000 per month for the facilities beginning November 1, 2021 and increasing by 3% on the first of every year thereafter
Lease Expiration Date	Dec. 23, 2025	Jan. 01, 2024
Lessee operating option to extend	the Company does not have an option to renew or extend	the Company has two options to extend the leases by 5 years per option
Operating lease term		5 years
Empire Services Inc [Member] | Scrap Metal Yards [Member]
Restructuring Cost and Reserve [Line Items]
Operating lease, right-of-use asset			$ 3,492,531
Operating lease liabilities			$ 3,650,358
Lessee, Operating Lease, Description			Under the terms of the leases, Empire is required to pay an aggregate of $145,821 per month and increasing by 3% on the first of every year
Payment for rent			$ 145,821
Lease Expiration Date			Jan. 01, 2024
Lessee operating option to extend			the Company has two options to extend the leases by 5 years per option
Operating lease term			5 years
Empire Services Inc [Member] | Office Lease [Member]
Restructuring Cost and Reserve [Line Items]
Operating lease, right-of-use asset			$ 30,699
Operating lease liabilities			$ 31,061
Lessee, Operating Lease, Description			Under the terms of the lease, Empire is required to pay $1,150 per month and increasing by 3% on April 1st of every year beginning on April 1, 2022.
Payment for rent			$ 1,150
Lease Expiration Date			Mar. 31, 2024
Lessee operating option to extend			The Company does not have an option to extend the lease
Security Deposit			$ 1,150
Empire Services Inc [Member] | Automobiles [Member] | December 29, 2021 [Member]
Restructuring Cost and Reserve [Line Items]
Operating lease, right-of-use asset			1,666
Operating lease liabilities			$ 1,383
Lessee, Operating Lease, Description			Under the terms of the lease, Empire was required to pay $700 per month until the lease expired on December 29, 2021.
Payment for rent			$ 700
Lease Expiration Date			Dec. 29, 2021
Empire Services Inc [Member] | Automobiles [Member] | February 18, 2025 [Member]
Restructuring Cost and Reserve [Line Items]
Operating lease, right-of-use asset			$ 26,804
Operating lease liabilities			$ 18,661
Lessee, Operating Lease, Description			Under the terms of the lease, Empire is required to pay $750 per month until the lease expires on February 18, 2025
Payment for rent			$ 750
Lease Expiration Date			Feb. 18, 2025
Lessee operating option to extend			the Company does not have an option to renew or extend
Empire Services Inc [Member] | Automobiles [Member] | February 15, 2026 [Member]
Restructuring Cost and Reserve [Line Items]
Operating lease, right-of-use asset			$ 34,261
Operating lease liabilities			$ 27,757
Lessee, Operating Lease, Description			Under the terms of the lease, Empire is required to pay $650 per month until the lease expires on February 15, 2026
Payment for rent			$ 650
Lease Expiration Date			Feb. 15, 2026
Lessee operating option to extend			the Company does not have an option to renew or extend